OPERATING EXPENSES - Other administrative and general expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING EXPENSES
Maintenance and repairs	$ 609,500	$ 619,431	$ 585,377
Insurance	518,553	423,785	331,430
Others Fees	433,104	470,457	429,121
Data processing	278,773	214,307	147,294
Transport	178,841	212,582	183,857
Frauds and claims	144,689	65,589	117,032
Advertising	128,011	151,246	144,900
Public services	110,998	116,837	108,420
Cleaning and security services	106,112	100,593	97,848
Contributions and affiliations	95,638	73,689	66,636
Communications	75,847	77,375	73,072
Useful and stationery	50,575	83,891	63,321
Properties improvements and installation	46,489	51,187	52,937
Trust	34,470	59,334	31,100
Disputes, fines and sanctions	27,386	18,077	63,685
Real estate management	26,968	25,012	23,694
Legal and financial consultants	25,077	38,972	31,072
Board of directors and audit fee	24,918	22,240	21,733
Storage services	15,062	17,135	15,664
Travel expenses	14,431	42,973	37,006
Publications and subscriptions	13,857	13,745	11,029
Short time leases and leases for which the underlying asset is of low value	10,193	8,671	256,872
Activities joint operations	7,453	8,142	8,719
Legal expenses	4,549	7,165	3,570
Temporary services	3,622	3,544	3,724
Public relations	1,308	2,895	2,899
Others	154,365	140,184	112,757
Total other administrative and general expenses	3,140,789	3,069,058	3,024,769
Taxes other than income tax	$ 765,766	757,820	$ 692,666
DIAN
OPERATING EXPENSES
Benefit of income tax amnesty		$ 22,413